Convertible Debentures (Details 1)	12 Months Ended
Dec. 31, 2024 $ / shares
Fair value volatility	6.58%
Stock price volatility	173.78%
Stock price	$ 0.11
Risk free interest rate	4.49%
Bottum [Member]
Credit Spread	5.67%
Top [Member]
Credit Spread	30.93%